U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

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1.  Name and address of issuer:   First SunAmerica Life Insurance Company
                                  733 Third Avenue, 4th Floor
                                  New York, New York 10017

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2.  Name of each series or class of funds
    for which this notice is filed:       FS Variable Annuity Account Two

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3. Investment Company Act File Number:    811-8624

   Securities Act File Number:            33-81470

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4. Last day of fiscal year for
   which this notice is filed:            August 31, 1997

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                 [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A-6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
   of the fiscal year:                            -0-

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8. Number and amount of securities registered during the fiscal year other
   than pursuant to rule 24f-2:                   -0-

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9. Number and aggregate sale price of securities sold during the fiscal year:
                         583,364 units            $8,250,316
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                         583,364 units            $8,250,316
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    Instruction B.7):                             -0-
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12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10:)
                                                  $   8,250,316
                                                   ______________________
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                  +           0
                                                   ______________________
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                  -     626,126
                                                   ______________________
    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                  +           0
                                                   _______________________
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line(i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                      7,624,190
                                                   _______________________

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                   x     1/3300
                                                   _______________________

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                          2,310.36
                                                   =======================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                               [X]
    Date of mailing or wire transfer of filing fees to the Commission's
    lockbox depository:     October 28, 1997

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.



                         By (Signature and Title)  /s/ SCOTT L. ROBINSON
                                                  ---------------------------
                                                  Scott L. Robinson
                                                  Senior Vice President and
                                                       Treasurer

                         Date:  October 28, 1997

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